Capital surplus (Details Narrative)	6 Months Ended
Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Capital surplus	$ 1,743,411
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IfrsStatementLineItems [Line Items]
Capital surplus	$ 1,743,411